UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 18.9%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 5.006%, 8/15/42(1)(2)	$18,200,502	$3,637,965
Series 2182, Class ZC, 7.50%, 9/15/29	206,430	240,973
Series 2631, (Interest Only), Class DS, 6.106%, 6/15/33(1)(2)	3,726,581	632,543
Series 2953, (Interest Only), Class LS, 5.706%, 12/15/34(1)(2)	3,163,666	330,269
Series 2956, (Interest Only), Class SL, 6.006%, 6/15/32(1)(2)	1,827,147	342,850
Series 3114, (Interest Only), Class TS, 5.656%, 9/15/30(1)(2)	6,668,296	926,027
Series 3153, (Interest Only), Class JI, 5.626%, 5/15/36(1)(2)	4,196,170	773,132
Series 3727, (Interest Only), Class PS, 5.706%, 11/15/38(1)(2)	4,607,137	151,298
Series 3745, (Interest Only), Class SA, 5.756%, 3/15/25(1)(2)	3,174,699	258,909
Series 3845, (Interest Only), Class ES, 5.656%, 1/15/29(1)(2)	2,394,794	116,670
Series 3919, (Interest Only), Class SL, 5.656%, 10/15/40(1)(2)	337,392	3,765
Series 3969, (Interest Only), Class SB, 5.656%, 2/15/30(1)(2)	2,318,130	161,407
Series 3973, (Interest Only), Class SG, 5.656%, 4/15/30(1)(2)	3,910,651	354,010
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	3,834,536	689,146
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	17,625,948	2,279,234
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	15,105,567	1,690,694
Series 4070, (Interest Only), Class S, 5.106%, 6/15/32(1)(2)	21,606,265	3,760,663
Series 4095, (Interest Only), Class HS, 5.106%, 7/15/32(1)(2)	7,714,887	1,101,411
Series 4109, (Interest Only), Class ES, 5.156%, 12/15/41(1)(2)	93,707	17,672
Series 4109, (Interest Only), Class KS, 5.106%, 5/15/32(1)(2)	3,088,135	156,164
Series 4109, (Interest Only), Class SA, 5.206%, 9/15/32(1)(2)	8,265,960	1,524,767
Series 4149, (Interest Only), Class S, 5.256%, 1/15/33(1)(2)	6,315,417	1,091,595
Series 4163, (Interest Only), Class GS, 5.206%, 11/15/32(1)(2)	5,012,673	1,042,838
Series 4169, (Interest Only), Class AS, 5.256%, 2/15/33(1)(2)	7,999,324	1,376,755
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	7,034,677	636,961

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	$11,781,467	$1,165,993
Series 4189, (Interest Only), Class SQ, 5.156%, 12/15/42(1)(2)	8,143,361	1,419,003
Series 4203, (Interest Only), Class QS, 5.256%, 5/15/43(1)(2)	6,048,732	982,809
Series 4212, (Interest Only), Class SA, 5.206%, 7/15/38(1)(2)	17,995,297	2,179,301
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	3,341,121	94,493
Series 4273, Class SP, 9.379%, 11/15/43(2)	633,829	792,863
Series 4316, (Interest Only), Class JS, 5.106%, 1/15/44(1)(2)	8,147,255	1,254,674
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	11,228,491	1,126,315
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	4,313,884	797,404
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	4,297,451	628,613
Series 4336, Class GU, 3.50%, 2/15/53	212,276	212,784
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	8,323,778	1,422,489
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	5,399,278	691,492
Series 4381, (Interest Only), Class SK, 5.156%, 6/15/44(1)(2)	9,039,190	1,638,859
Series 4388, (Interest Only), Class MS, 5.106%, 9/15/44(1)(2)	10,349,504	1,872,519
Series 4407, Class LN, 7.03%, 12/15/43(2)	523,059	515,344
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(1)	11,778,898	1,993,428
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	1,921,415	1,407,805
Series 4452, (Interest Only), Class SP, 5.206%, 10/15/43(1)(2)	17,754,659	2,829,313
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	5,688,932	4,960,272
Series 4497, (Interest Only), Class CS, 5.206%, 9/15/44(1)(2)	26,184,897	5,602,235
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	14,489,846	2,272,852
Series 4507, (Interest Only), Class SJ, 5.186%, 9/15/45(1)(2)	15,105,482	3,249,096
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	9,206,380	1,129,574
Series 4528, (Interest Only), Class BS, 5.156%, 7/15/45(1)(2)	14,560,946	2,803,559
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(1)	14,678,014	2,472,834
Series 4637, Class CU, 3.00%, 8/15/44	17,938,460	17,474,654

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(1)	$7,069,861	$1,047,036
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(1)	14,375,107	2,377,561
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(1)	8,340,690	1,196,966
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(1)	28,326,358	4,483,816

		$95,393,674

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 6.541%, 7/25/28(4)	$2,500,000	$2,892,826
Series 2016-DNA2, Class M3, 5.641%, 10/25/28(4)	1,750,000	1,942,780
Series 2017-DNA1, Class B1, 5.941%, 7/25/29(4)	11,944,000	12,063,234
Series 2017-DNA1, Class M2, 4.241%, 7/25/29(4)	13,000,000	13,291,931
Series 2017-DNA2, Class M2, 4.436%, 10/25/29(4)	23,310,000	23,841,533

		$54,032,304

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$454,409	$509,629
Series 1994-42, Class K, 6.50%, 4/25/24	283,828	311,931
Series 2004-46, (Interest Only), Class SI, 5.009%, 5/25/34(1)(2)	6,471,120	905,144
Series 2005-17, (Interest Only), Class SA, 5.709%, 3/25/35(1)(2)	3,167,761	645,493
Series 2005-71, (Interest Only), Class SA, 5.759%, 8/25/25(1)(2)	3,373,658	398,403
Series 2005-105, (Interest Only), Class S, 5.709%, 12/25/35(1)(2)	2,922,721	558,925
Series 2006-44, (Interest Only), Class IS, 5.609%, 6/25/36(1)(2)	2,524,055	457,309
Series 2006-65, (Interest Only), Class PS, 6.229%, 7/25/36(1)(2)	2,496,027	513,392
Series 2006-96, (Interest Only), Class SN, 6.209%, 10/25/36(1)(2)	3,537,675	645,126
Series 2006-104, (Interest Only), Class SD, 5.649%, 11/25/36(1)(2)	2,543,819	466,703
Series 2006-104, (Interest Only), Class SE, 5.639%, 11/25/36(1)(2)	1,695,879	321,535
Series 2007-50, (Interest Only), Class LS, 5.459%, 6/25/37(1)(2)	3,480,595	636,876
Series 2008-26, (Interest Only), Class SA, 5.209%, 4/25/38(1)(2)	4,987,956	858,861
Series 2008-61, (Interest Only), Class S, 5.109%, 7/25/38(1)(2)	7,957,778	1,374,294

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2009-62, Class WA, 5.569%, 8/25/39	$2,648,974	$2,915,858
Series 2010-99, (Interest Only), Class NS, 5.609%, 3/25/39(1)(2)	5,029,116	347,124
Series 2010-124, (Interest Only), Class SJ, 5.059%, 11/25/38(1)(2)	3,967,187	364,962
Series 2010-135, (Interest Only), Class SD, 5.009%, 6/25/39(1)(2)	8,394,939	865,811
Series 2011-45, (Interest Only), Class SA, 5.659%, 1/25/29(1)(2)	5,089,472	214,753
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	7,295,229	709,461
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	5,439,213	529,319
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	8,856,285	872,692
Series 2012-24, (Interest Only), Class S, 4.509%, 5/25/30(1)(2)	4,255,541	349,156
Series 2012-30, (Interest Only), Class SK, 5.559%, 12/25/40(1)(2)	11,478,387	1,708,948
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	13,227,849	1,382,338
Series 2012-56, (Interest Only), Class SU, 5.759%, 8/25/26(1)(2)	5,542,108	333,702
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	15,597,558	1,616,988
Series 2012-73, (Interest Only), Class MS, 5.059%, 5/25/39(1)(2)	15,334,609	1,458,105
Series 2012-76, (Interest Only), Class GS, 5.059%, 9/25/39(1)(2)	8,913,620	930,918
Series 2012-86, (Interest Only), Class CS, 5.109%, 4/25/39(1)(2)	6,521,787	679,984
Series 2012-94, (Interest Only), Class KS, 5.659%, 5/25/38(1)(2)	20,643,311	3,085,033
Series 2012-94, (Interest Only), Class SL, 5.709%, 5/25/38(1)(2)	15,482,483	2,337,412
Series 2012-103, (Interest Only), Class GS, 5.109%, 2/25/40(1)(2)	16,653,474	1,723,916
Series 2012-112, (Interest Only), Class SB, 5.159%, 9/25/40(1)(2)	12,090,742	1,774,996
Series 2012-124, (Interest Only), Class IO, 1.791%, 11/25/42(1)	20,934,876	965,550
Series 2012-139, (Interest Only), Class LS, 5.167%, 12/25/42(1)(2)	10,347,503	2,267,143
Series 2012-147, (Interest Only), Class SA, 5.109%, 1/25/43(1)(2)	13,600,016	2,660,994
Series 2012-150, (Interest Only), Class PS, 5.159%, 1/25/43(1)(2)	12,034,233	2,118,319
Series 2012-150, (Interest Only), Class SK, 5.159%, 1/25/43(1)(2)	18,662,714	3,411,421
Series 2013-6, Class TA, 1.50%, 1/25/43	3,242,204	3,154,574
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	31,350,921	5,457,932

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2013-12, (Interest Only), Class SP, 4.659%, 11/25/41(1)(2)	$5,627,228	$768,954
Series 2013-15, (Interest Only), Class DS, 5.209%, 3/25/33(1)(2)	13,683,479	2,595,021
Series 2013-23, (Interest Only), Class CS, 5.259%, 3/25/33(1)(2)	7,444,955	1,310,016
Series 2013-54, (Interest Only), Class HS, 5.309%, 10/25/41(1)(2)	13,787,518	1,680,606
Series 2013-64, (Interest Only), Class PS, 5.259%, 4/25/43(1)(2)	9,206,228	1,475,723
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	14,658,986	2,232,581
Series 2013-75, (Interest Only), Class SC, 5.259%, 7/25/42(1)(2)	22,933,968	3,023,623
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	5,352,329	664,209
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	4,528,538	782,885
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	2,899,999	471,198
Series 2014-41, (Interest Only), Class SA, 5.059%, 7/25/44(1)(2)	8,578,011	1,986,033
Series 2014-43, (Interest Only), Class PS, 5.109%, 3/25/42(1)(2)	9,854,026	1,837,828
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	14,669,692	2,137,801
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	5,772,170	746,952
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	10,836,210	1,979,619
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	9,546,223	1,404,480
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	15,015,949	2,783,885
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	23,183,109	1,738,717
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	17,906,533	2,617,969
Series 2015-17, (Interest Only), Class SA, 5.209%, 11/25/43(1)(2)	15,382,442	2,560,083
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	8,889,780	1,301,746
Series 2015-31, (Interest Only), Class SG, 5.109%, 5/25/45(1)(2)	18,106,729	3,963,239
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	10,650,323	1,577,349
Series 2015-47, (Interest Only), Class SG, 5.159%, 7/25/45(1)(2)	11,823,389	2,446,794
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	25,185,234	3,974,547

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2015-93, (Interest Only), Class BS, 5.159%, 8/25/45(1)(2)	$14,673,098	$2,880,796
Series 2015-95, (Interest Only), Class SB, 5.009%, 1/25/46(1)(2)	20,628,578	4,248,918
Series 2016-1, (Interest Only), Class SJ, 5.159%, 2/25/46(1)(2)	29,106,303	5,913,673

		$113,946,275

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(4)	$9,000,000	$9,807,740
Series 2017-C01, Class 1B1, 6.741%, 7/25/29(4)	5,000,000	5,349,414
Series 2017-C01, Class 1M2, 4.541%, 7/25/29(4)	9,150,000	9,519,052

		$24,676,206

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.677%, 10/20/36(1)(2)	$8,253,851	$558,947
Series 2014-68, (Interest Only), Class KI, 0.95%, 10/20/42(1)	19,024,785	639,944
Series 2015-116, (Interest Only), Class AS, 4.707%, 8/20/45(1)(2)	13,971,552	1,721,936

		$2,920,827

Total Collateralized Mortgage Obligations (identified cost $318,377,600)		$290,969,286

Mortgage Pass-Throughs — 2.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.862%, with maturity at 2035(5)	$754,278	$782,511
4.378%, with maturity at 2030(5)	253,446	270,921
6.50%, with maturity at 2036	1,785,013	2,042,894
7.00%, with various maturities to 2036	3,113,035	3,603,484
7.50%, with maturity at 2035	964,992	1,131,383
8.00%, with maturity at 2026	287,590	300,592

		$8,131,785

Federal National Mortgage Association:
3.728%, with maturity at 2035(5)	$684,140	$722,561
3.802%, with maturity at 2035(5)	1,635,766	1,748,552
6.00%, with various maturities to 2032	687,254	778,827
6.50%, with various maturities to 2036	2,606,720	2,979,029
7.00%, with various maturities to 2037	5,211,597	6,070,068
7.50%, with maturity at 2035(6)	5,345,410	6,322,924
8.50%, with maturity at 2032	309,073	374,027

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
9.50%, with maturity at 2028	$641,603	$716,413

		$19,712,401

Government National Mortgage Association:
7.00%, with various maturities to 2035(6)	$10,797,947	$12,640,674
7.50%, with maturity at 2032	992,857	1,138,328

		$13,779,002

Total Mortgage Pass-Throughs (identified cost $39,228,469)		$41,623,188

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount	Value
A10 Securitization, LLC
Series 2015-1, Class B, 4.12%, 4/15/34(7)	$5,100,000	$5,083,816
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(7)	800,000	641,784
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.667%, 7/10/47(7)(8)	6,683,000	5,842,009
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.336%, 8/10/50(7)(8)	6,250,000	5,980,969
Series 2014-CR20, Class D, 3.222%, 11/10/47(7)	10,650,000	8,473,440
Series 2014-CR21, Class D, 4.064%, 12/10/47(7)(8)	5,311,000	4,480,129
Series 2015-CR22, Class D, 4.263%, 3/10/48(7)(8)	10,277,500	8,429,405
Series 2015-CR24, Class D, 3.463%, 8/10/48(8)	10,000,000	7,795,782
Series 2015-CR27, Class D, 3.621%, 10/10/48(7)(8)	10,000,000	7,786,574
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.822%, 4/15/47(7)(8)	2,081,000	1,860,417
Series 2014-C21, Class D, 4.816%, 8/15/47(7)(8)	2,600,000	2,192,887
Series 2014-C22, Class D, 4.712%, 9/15/47(7)(8)	4,150,000	3,435,337
Series 2014-C23, Class D, 4.108%, 9/15/47(7)(8)	7,150,000	5,949,724
Series 2014-C25, Class D, 4.096%, 11/15/47(7)(8)	11,000,000	8,728,964
Series 2015-C29, Class D, 3.842%, 5/15/48(8)	10,000,000	8,064,102
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.515%, 8/15/46(7)(8)	5,000,000	4,294,076
Series 2014-C15, Class D, 5.057%, 4/15/47(7)(8)	2,450,000	2,260,799
Series 2014-C16, Class D, 4.915%, 6/15/47(7)(8)	4,000,000	3,590,161
Series 2015-C23, Class D, 4.273%, 7/15/50(7)(8)	5,000,000	4,242,245
Series 2016-C32, Class D, 3.396%, 12/15/49(7)	1,699,000	1,249,095

Security	Principal Amount	Value

UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(7)(8)	$2,625,750	$2,643,353
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.645%, 12/10/45(7)(8)	5,000,000	4,877,323
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(7)	9,590,000	7,211,661
Series 2015-C29, Class D, 4.366%, 6/15/48(8)	7,000,000	5,849,291
Series 2015-C30, Class D, 4.645%, 9/15/58(7)(8)	3,000,000	2,594,373
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,005,063
Series 2015-NXS1, Class D, 4.24%, 5/15/48(8)	5,232,000	4,445,919
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.988%, 6/15/45(7)(8)	2,598,000	2,531,802
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	5,210,574

Total Commercial Mortgage-Backed Securities (identified cost $148,815,168)		$138,751,074

Asset-Backed Securities — 10.5%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.658%, 7/15/27(4)(7)	$7,000,000	$7,003,231
Series 2015-16A, Class D, 6.508%, 7/15/27(4)(7)	3,500,000	3,438,943
Series 2015-17A, Class C2, 6.008%, 1/15/28(4)(7)	3,400,000	3,459,252
Series 2015-17A, Class D, 7.508%, 1/15/28(4)(7)	2,000,000	2,005,071
Apidos CLO
Series 2015-21A, Class C, 4.708%, 7/18/27(4)(7)	4,000,000	4,016,378
Series 2015-21A, Class E, 7.608%, 7/18/27(4)(7)	2,000,000	1,854,850
Ares CLO, Ltd.
Series 2015-2A, Class E2, 6.239%, 7/29/26(4)(7)	4,500,000	4,354,866
Series 2015-2A, Class F, 7.539%, 7/29/26(4)(7)	2,000,000	1,878,014

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 6.041%, 7/23/25(4)(7)	$3,700,000	$3,671,133
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.758%, 10/17/26(4)(7)	5,000,000	5,002,512
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.473%, 7/15/26(4)(7)	4,000,000	4,001,350
Series 2014-1A, Class E1, 6.258%, 7/15/26(4)(7)	1,000,000	991,226
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.623%, 10/15/26(4)(7)	5,000,000	5,003,338
Series 2015-2A, Class D, 6.47%, 4/27/27(4)(7)	3,000,000	2,978,755
Series 2015-2A, Class E, 7.37%, 4/27/27(4)(7)	1,850,000	1,744,123
Series 2015-5A, Class C, 5.206%, 1/20/28(4)(7)	4,000,000	4,052,191
Series 2015-5A, Class D, 7.256%, 1/20/28(4)(7)	2,000,000	2,014,448
Cent CLO LP
Series 2014-22A, Class C, 4.784%, 11/7/26(4)(7)	5,000,000	5,005,261
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.556%, 7/20/26(4)(7)	5,000,000	5,006,075
Series 2015-2A, Class F, 7.706%, 7/20/26(4)(7)	2,000,000	1,879,870
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.739%, 8/15/28(4)(7)	6,000,000	6,007,143
Series 2015-40A, Class E, 6.989%, 8/15/28(4)(7)	2,500,000	2,501,291
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.703%, 1/24/27(4)(7)	5,000,000	5,011,895
Series 2015-19A, Class D, 6.253%, 1/24/27(4)(7)	2,000,000	1,969,994
Series 2015-21A, Class D, 5.056%, 1/20/28(4)(7)	5,000,000	5,015,066
Series 2015-21A, Class E1, 6.756%, 1/20/28(4)(7)	2,500,000	2,467,825
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.784%, 5/5/27(4)(7)	4,000,000	3,992,792
Madison Park Funding, Ltd.
Series 2015-17A, Class D, 4.606%, 7/21/27(4)(7)	5,000,000	5,000,513

Security	Principal Amount	Value

Madison Park Funding, Ltd. (continued)
Series 2015-17A, Class E, 6.606%, 7/21/27(4)(7)	$5,000,000	$4,968,922
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 5.456%, 10/20/28(4)(7)	5,000,000	5,066,295
Series 2015-11A, Class E, 7.856%, 10/20/28(4)(7)	2,500,000	2,529,529
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.552%, 5/21/27(4)(7)	3,000,000	2,938,731
Series 2015-1A, Class E, 8.052%, 5/21/27(4)(7)	2,000,000	1,942,508
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.908%, 7/15/27(4)(7)	5,000,000	5,002,501
Series 2015-1A, Class E2, 7.658%, 7/15/27(4)(7)	3,000,000	3,001,041
Palmer Square CLO, Ltd.
Series 2015-2A, Class C, 4.806%, 7/20/27(4)(7)	5,000,000	5,001,552
Recette CLO, LLC
Series 2015-1A, Class D, 4.906%, 10/20/27(4)(7)	7,250,000	7,258,393
Series 2015-1A, Class E, 6.856%, 10/20/27(4)(7)	4,500,000	4,470,025
Series 2015-1A, Class F, 8.606%, 10/20/27(4)(7)	2,000,000	1,917,304
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.606%, 10/20/27(4)(7)	7,000,000	6,880,958
Series 2015-3A, Class E, 7.656%, 10/20/27(4)(7)	3,000,000	2,760,618
Wind River CLO, Ltd.
Series 2015-2A, Class D, 5.008%, 10/15/27(4)(7)	5,000,000	5,008,352
Series 2017-1A, Class E, 7.454%, 4/18/29(4)(7)	2,000,000	2,013,009

Total Asset-Backed Securities (identified cost $153,938,345)		$162,087,144

Senior Floating-Rate Loans — 2.7%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.74%, Maturing 4/1/22	$4,461	$4,489,779

		$4,489,779

Electronics / Electrical — 0.6%
Sensata Technologies B.V., Term Loan, 3.24%, Maturing 10/14/21	$9,325	$9,401,984

		$9,401,984

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Intermediaries — 0.6%
AerCap Holdings N.V., Term Loan, 3.40%, Maturing 10/6/23		$10,000	$10,104,170

			$10,104,170

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 2.99%, Maturing 3/28/24		$3,050	$3,078,118

			$3,078,118

Lodging and Casinos — 0.4%
Hilton Worldwide Finance, LLC, Term Loan, 2.99%, Maturing 10/25/23		$5,757	$5,810,559

			$5,810,559

Oil and Gas — 0.3%
MEG Energy Corp., Term Loan, 4.63%, Maturing 12/31/23		$3,952	$3,962,622

			$3,962,622

Steel — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19		$4,475	$4,507,830

			$4,507,830

Total Senior Floating-Rate Loans (identified cost $41,149,951)			$41,355,062

Foreign Government Bonds — 30.4%

Security		Principal Amount (000’s omitted)	Value

Australia — 1.3%
Australia Government Bond, 3.00%, 3/21/47(10)	AUD	28,508	$19,284,649

Total Australia			$19,284,649

Dominican Republic — 1.2%
Dominican Republic, 10.375%, 3/4/22(10)	DOP	264,300	$5,652,572
Dominican Republic, 10.40%, 5/10/19(10)	DOP	176,000	3,763,695
Dominican Republic, 13.50%, 8/4/17(10)	DOP	14,500	308,968
Dominican Republic, 14.00%, 6/8/18(10)	DOP	257,200	5,672,381
Dominican Republic, 15.00%, 4/5/19(10)	DOP	43,000	991,533
Dominican Republic, 15.95%, 6/4/21(10)	DOP	12,200	309,185
Dominican Republic, 16.00%, 7/10/20(10)	DOP	41,700	1,021,681

Security		Principal Amount (000’s omitted)	Value

Dominican Republic (continued)
Dominican Republic, 16.95%, 2/4/22(10)	DOP	30,000	$780,652

Total Dominican Republic			$18,500,667

Greece — 0.7%
Hellenic Republic Government Bond, 4.75%, 4/17/19(7)(10)	EUR	9,757	$10,352,865

Total Greece			$10,352,865

Iceland — 2.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	102,570	$974,668
Republic of Iceland, 6.50%, 1/24/31	ISK	1,573,346	17,184,804
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	13,919,948

Total Iceland			$32,079,420

Indonesia — 2.2%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	421,000,000	$33,298,766

Total Indonesia			$33,298,766

Japan — 6.7%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(11)	JPY	2,836,081	$26,777,081
Japan Government CPI Linked Bond, 0.10%, 3/10/25(11)	JPY	5,256,988	49,681,421
Japan Government CPI Linked Bond, 0.10%, 3/10/26(11)	JPY	2,885,790	27,349,963

Total Japan			$103,808,465

New Zealand — 4.9%
New Zealand Government Bond, 2.00%, 9/20/25(10)(11)	NZD	41,842	$29,197,081
New Zealand Government Bond, 3.00%, 9/20/30(10)(11)	NZD	60,550	46,548,070

Total New Zealand			$75,745,151

Peru — 4.4%
Peru Government Bond, 5.20%, 9/12/23	PEN	216,480	$67,524,141

Total Peru			$67,524,141

Russia — 2.2%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$13,001,105
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	677,850
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	3,021,240

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Russia (continued)
Russia Government Bond, 8.50%, 9/17/31	RUB	948,127	$17,770,535

Total Russia			$34,470,730

Serbia — 1.0%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,776,320	$15,797,511

Total Serbia			$15,797,511

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$88,733
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	26,000	164,752
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,132,568
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	737,446
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,374,463
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,488,651
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	488,189
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	9,000	58,281
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	563,000	3,588,957
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	97,000	604,958

Total Sri Lanka			$11,726,998

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(10)	USD	4,988	$5,062,820

Total Suriname			$5,062,820

Thailand — 2.6%
Thailand Government Bond, 1.25%, 3/12/28(10)(11)	THB	1,481,016	$40,138,786

Total Thailand			$40,138,786

Total Foreign Government Bonds (identified cost $458,822,473)			$467,790,969

Foreign Corporate Bonds — 0.1%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
Banco Hipotecario SA, 21.354%, 1/12/20(4)(10)	ARS	8,500	$555,490
YPF SA, 23.083%, 7/7/20(4)(10)	USD	525	567,555

Total Argentina			$1,123,045

Total Foreign Corporate Bonds (identified cost $1,119,881)			$1,123,045

U.S. Treasury Obligations — 7.2%

Security	Principal Amount	Value

U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(6)(12)	$110,855,300	$110,444,138

Total U.S. Treasury Obligations (identified cost $111,056,511)		$110,444,138

Closed-End Funds — 6.2%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	211,682	$3,363,627
BlackRock Corporate High Yield Fund, Inc.	1,000,336	11,273,787
BlackRock Multi-Sector Income Trust	675,742	12,149,841
Brookfield Real Assets Income Fund, Inc.	419,101	9,794,390
First Trust High Income Long/Short Fund	772,971	13,372,398
MFS Multimarket Income Trust	1,093,200	6,766,908
Nuveen Global High Income Fund	456,000	7,633,440
Nuveen Mortgage Opportunity Term Fund	324,311	8,091,559
Prudential Global Short Duration High Yield Fund, Inc.	293,307	4,461,200
Putnam Premier Income Trust	1,136,059	5,941,589
Wells Fargo Income Opportunities Fund	669,620	5,785,517
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,740,408

Total Closed-End Funds (identified cost $94,183,164)		$95,374,664

Other — 1.0%

Security	Shares	Value

Reinsurance — 1.0%
Altair V Reinsurance(13)(14)(15)(16)	5,000	$5,020,500
Eden Re II, Ltd.(7)(14)(16)	10,000,000	10,263,000

Total Other (identified cost $15,000,000)		$15,283,500

Currency Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price	Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	11,331	SEK 9.55	5/2/17	$2,407
Call SEK/Put EUR	BNP Paribas	EUR	11,330	SEK 9.49	5/16/17	8,762
Call SEK/Put EUR	Citibank, N.A.	EUR	5,710	SEK 9.45	5/23/17	3,844
Call SEK/Put EUR	Citibank, N.A.	EUR	11,422	SEK 9.45	5/23/17	7,689

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price	Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	EUR	22,662	SEK 9.44	5/1/17	$420
Call SEK/Put EUR	Goldman Sachs International	EUR	11,331	SEK 9.50	5/17/17	10,430
Put CNH/Call USD	BNP Paribas	USD	14,490	CNH 7.02	7/14/17	40,543
Put CNH/Call USD	BNP Paribas	USD	35,500	CNH 7.12	3/8/18	508,076
Put CNH/Call USD	Deutsche Bank AG	USD	20,485	CNH 7.15	3/12/18	270,566
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	17,180	CNH 7.02	7/14/17	45,716
Put CNH/Call USD	Nomura International PLC	USD	164,400	CNH 7.28	8/1/17	82,035
Put CNH/Call USD	Standard Chartered Bank	USD	25,581	CNH 6.47	6/15/17	1,700,599
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH 6.47	6/15/17	1,593,037
Put CNH/Call USD	Standard Chartered Bank	USD	40,205	CNH 7.12	3/8/18	578,188

Total Currency Options Purchased (identified cost $6,369,395)						$4,852,312

Credit Default Swaptions Purchased — 0.0%(17)

Description	Counterparty	Notional Amount (000’s omitted)	Exercise Price	Expiration Date	Value

Put-Markit CDX North America Investment Grade 5-Year Index, buy protection	Citibank, N.A.	USD 200,00	$70.00	5/17/17	$9,000

Total Credit Default Swaptions Purchased (identified cost $208,000)					$9,000

Put Options Purchased — 0.0%(17)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Index Futures 6/2017	Exchange-Traded	300	USD 2,260.00	6/16/17	$127,500

Total Put Options Purchased (identified cost $1,074,215)					$127,500

Short-Term Investments — 7.7%

Foreign Government Securities — 0.6%

Security		Principal Amount (000’s omitted)	Value

Czech Republic — 0.6%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	233,000	$9,463,817

Total Czech Republic			$9,463,817

Total Foreign Government Securities (identified cost $9,381,236)			$9,463,817

U.S. Treasury Obligations — 0.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/25/17(6)		$2,000	$1,999,120

Total U.S. Treasury Obligations (identified cost $1,999,206)			$1,999,120

Other — 7.0%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(18)		107,285,566	$107,317,752

Total Other (identified cost $107,308,499)			$107,317,752

Total Short-Term Investments (identified cost $118,688,941)			$118,780,689

Total Investments — 96.7% (identified cost $1,508,032,113)			$1,488,571,571

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaptions Written — (0.0)%(17)

Description	Counterparty	Notional Amount (000’s omitted)	Exercise Price	Expiration Date	Value

Call-Markit CDX North America Investment Grade 5-Year Index, buy protection	Citibank, N.A.	USD 200,000	$60.00	5/17/17	$(352,800)
Put-Markit CDX North America Investment Grade 5-Year Index, sell protection	Citibank, N.A.	USD 200,000	90.00	5/17/17	0

Total Credit Default Swaptions Written (premiums received $240,000)					$(352,800)

Currency Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	25,581	CNH	6.47	6/15/17	$(1,700,599)
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH	6.47	6/15/17	(1,593,038)

Total Currency Options Written (premiums received $3,510,367)							$(3,293,637)

Other Assets, Less Liabilities — 3.5%							$54,306,787

Net Assets — 100.0%							$1,539,231,921

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2017.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(5)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2017.
(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $292,293,926 or 19.0% of the Portfolio’s net assets.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $170,207,983 or 11.1% of the Portfolio’s net assets.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(14)	Non-income producing security.

(15)	Restricted security (see Note 5).

(16)	Security is subject to risk of loss depending on the occurence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(17)	Amount is less than 0.05% or (0.05)%, as applicable.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PEN	151,468,569	USD	46,605,713	Citibank, N.A.	5/2/17	$89,799	$—
PEN	151,468,569	USD	46,644,464	Citibank, N.A.	5/2/17	51,048	—
USD	46,644,464	PEN	151,468,569	Citibank, N.A.	5/2/17	—	(51,048)
USD	45,599,714	PEN	151,468,569	Citibank, N.A.	5/2/17	—	(1,095,799)
EUR	9,910,925	RON	44,950,010	BNP Paribas	5/3/17	9,734	—
RON	44,950,010	EUR	9,850,330	BNP Paribas	5/3/17	56,272	—
RUB	84,421,000	USD	1,482,371	Bank of America, N.A.	5/3/17	553	—
RUB	57,532,000	USD	1,010,042	Goldman Sachs International	5/3/17	554	—
RUB	309,551,000	USD	5,435,487	HSBC Bank USA, N.A.	5/3/17	2,029	—
RUB	311,036,000	USD	5,541,350	HSBC Bank USA, N.A.	5/3/17	—	(77,749)
RUB	318,359,000	USD	5,692,097	Societe Generale	5/3/17	—	(99,861)
USD	2,147,100	RUB	130,840,000	Bank of America, N.A.	5/3/17	—	(151,211)
USD	2,651,662	RUB	161,587,000	Bank of America, N.A.	5/3/17	—	(186,745)
USD	12,938,922	RUB	788,472,000	Bank of America, N.A.	5/3/17	—	(911,233)
EUR	6,749,128	RON	30,556,000	BNP Paribas	5/8/17	20,552	—
RON	69,590,010	EUR	15,329,884	BNP Paribas	5/8/17	—	(2,165)
USD	19,936,004	AUD	26,280,687	Goldman Sachs International	5/8/17	259,277	—
USD	15,451,753	EUR	14,257,607	Standard Chartered Bank	5/8/17	—	(82,822)
RON	44,950,010	EUR	9,909,287	BNP Paribas	5/10/17	—	(9,933)
USD	33,609,865	NZD	47,888,897	Goldman Sachs International	5/22/17	746,250	—
JPY	840,918,288	USD	7,587,392	Standard Chartered Bank	5/25/17	—	(37,443)
USD	111,062,840	JPY	12,505,620,232	Standard Chartered Bank	5/25/17	—	(1,215,372)
CZK	426,930,000	EUR	15,887,541	Goldman Sachs International	5/31/17	19,545	—
RON	49,672,852	EUR	10,967,973	BNP Paribas	5/31/17	—	(36,469)
RON	32,630,000	EUR	7,207,546	JPMorgan Chase Bank, N.A.	5/31/17	—	(26,907)
RON	44,120,010	EUR	9,741,237	Deutsche Bank AG	6/2/17	—	(32,230)
CZK	419,731,000	EUR	15,588,895	JPMorgan Chase Bank, N.A.	6/5/17	53,751	—
RON	83,166,010	EUR	18,339,106	Deutsche Bank AG	6/6/17	—	(37,765)
USD	58,893,023	NZD	83,684,580	JPMorgan Chase Bank, N.A.	6/6/17	1,486,724	—
USD	20,102,876	PEN	65,696,200	State Street Bank and Trust Company	6/6/17	—	(67,894)
KES	28,535,000	USD	268,186	Citibank, N.A.	6/7/17	6,757	—
EUR	7,180,969	RON	32,556,000	Bank of America, N.A.	6/9/17	17,576	—
RON	47,809,163	EUR	10,542,612	Bank of America, N.A.	6/9/17	—	(22,766)
USD	5,127,209	RUB	300,418,567	Citibank, N.A.	6/9/17	—	(107,657)
USD	6,792,660	RUB	401,290,000	Deutsche Bank AG	6/9/17	—	(199,915)
USD	5,643,662	RUB	318,359,000	Societe Generale	6/9/17	96,180	—
SGD	956,800	USD	684,749	Standard Chartered Bank	6/13/17	365	—
USD	674,896	SGD	956,800	Standard Chartered Bank	6/13/17	—	(10,218)
USD	29,664,545	JPY	3,241,430,000	Goldman Sachs International	6/15/17	537,244	—
KES	177,781,000	USD	1,638,535	Citibank, N.A.	6/19/17	70,487	—
IDR	200,438,700,000	USD	14,956,996	Barclays Bank PLC	6/22/17	7,717	—
USD	32,852,907	IDR	440,261,800,000	Barclays Bank PLC	6/22/17	—	(16,951)
USD	5,474,251	RUB	311,036,000	HSBC Bank USA, N.A.	6/26/17	76,625	—
USD	5,368,650	RUB	309,551,000	HSBC Bank USA, N.A.	6/26/17	—	(3,206)
CZK	71,650,154	EUR	2,676,109	JPMorgan Chase Bank, N.A.	6/27/17	—	(5,336)
USD	30,913,653	EUR	28,708,550	Standard Chartered Bank	6/28/17	—	(447,782)

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	30,251,686	JPY	3,271,493,000	Standard Chartered Bank	6/29/17	$836,305	$—
SGD	45,151,330	USD	32,312,112	Goldman Sachs International	6/30/17	24,001	—
SGD	25,890,870	USD	18,543,480	Goldman Sachs International	6/30/17	—	(1,167)
USD	10,166,601	EUR	9,330,495	JPMorgan Chase Bank, N.A.	6/30/17	—	(27,230)
USD	25,636,990	SGD	35,707,200	Goldman Sachs International	6/30/17	64,498	—
USD	25,363,385	SGD	35,335,000	Goldman Sachs International	6/30/17	57,452	—
EUR	6,685,000	USD	7,334,381	JPMorgan Chase Bank, N.A.	7/3/17	—	(29,617)
KES	177,781,000	USD	1,634,017	Citibank, N.A.	7/3/17	70,418	—
USD	16,524,127	EUR	15,313,800	JPMorgan Chase Bank, N.A.	7/3/17	—	(209,412)
USD	996,035	RUB	57,532,000	Goldman Sachs International	7/3/17	—	(673)
USD	9,265,295	RUB	530,530,801	Goldman Sachs International	7/5/17	77,931	—
USD	7,893,491	THB	277,693,000	Deutsche Bank AG	7/25/17	—	(130,634)
USD	4,684,085	THB	165,114,000	Standard Chartered Bank	7/25/17	—	(86,994)
ARS	445,000,000	USD	27,545,652	Citibank, N.A.	7/27/17	196,096	—
CZK	71,650,000	EUR	2,680,509	JPMorgan Chase Bank, N.A.	7/27/17	—	(8,756)
CZK	35,852,000	EUR	1,339,260	Societe Generale	7/27/17	—	(2,189)
USD	1,454,281	RUB	84,421,000	Bank of America, N.A.	7/28/17	—	(796)
CNH	266,450,429	USD	38,093,734	JPMorgan Chase Bank, N.A.	7/31/17	252,084	—
CNH	132,250,000	USD	18,966,012	JPMorgan Chase Bank, N.A.	7/31/17	66,551	—
USD	58,574,272	CNH	398,700,429	JPMorgan Chase Bank, N.A.	7/31/17	1,195,892	—
USD	46,221,718	PEN	151,468,569	Citibank, N.A.	7/31/17	—	(59,567)
KES	177,919,000	USD	1,623,349	Citibank, N.A.	8/1/17	73,890	—
USD	10,141,456	THB	356,675,000	Deutsche Bank AG	11/10/17	—	(164,700)
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/17	—	(112,893)
CNH	50,976,000	USD	7,237,311	Bank of America, N.A.	11/13/17	47,436	—
USD	7,336,788	CNH	50,976,000	Bank of America, N.A.	11/13/17	52,041	—
USD	8,012,900	THB	285,740,000	Deutsche Bank AG	11/16/17	—	(243,796)
USD	1,515,216	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(44,350)
CNH	27,780,000	USD	3,908,272	Citibank, N.A.	1/12/18	46,094	—
USD	3,856,191	CNH	27,780,000	Citibank, N.A.	1/12/18	—	(98,175)
CNH	92,564,000	USD	13,022,510	Australia and New Zealand Banking Group Limited	1/17/18	149,288	—
CNH	59,881,000	USD	8,423,385	Goldman Sachs International	1/17/18	97,643	—
CNH	34,002,000	USD	4,792,247	HSBC Bank USA, N.A.	1/17/18	46,216	—
CNH	25,882,000	USD	3,644,839	HSBC Bank USA, N.A.	1/17/18	38,153	—
USD	12,962,330	CNH	92,564,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(209,468)
USD	8,391,984	CNH	59,881,000	Goldman Sachs International	1/17/18	—	(129,044)
USD	8,392,404	CNH	59,884,000	HSBC Bank USA, N.A.	1/17/18	—	(129,051)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,339,521)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(910,860)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(932,990)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(634,505)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(44,846)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(35,424)

						$7,001,028	$(10,523,135)

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Gold	208	Long	Jun-17	$25,964,640	$26,380,640	$416,000

Interest Rate Futures
CME 90-Day Eurodollar	5,287	Short	Jun-18	(1,306,369,395)	(1,299,742,862)	6,626,533
Euro-BTP	233	Short	Jun-17	(33,050,527)	(33,428,897)	(378,370)
Japan 10-Year Bond	95	Short	Jun-17	(127,780,220)	(128,700,606)	(920,386)
U.S. 5-Year Treasury Note	245	Short	Jun-17	(28,898,750)	(29,009,531)	(110,781)
U.S. 10-Year Deliverable Interest Rate Swap	1,059	Short	Jun-17	(95,980,148)	(98,139,516)	(2,159,368)
U.S. 10-Year Treasury Note	1,249	Short	Jun-17	(155,196,946)	(157,022,719)	(1,825,773)

						$1,647,855

CME:  Chicago Mercantile Exchange.

Euro-BTP:  Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$45,000	Receives	Return on CPI-U (NSA)	Pays	2.18%	1/11/22	$(167,025)
Bank of America, N.A.	29,000	Receives	Return on CPI-U (NSA)	Pays	1.86	3/22/26	1,004,669
BNP Paribas	16,000	Receives	Return on CPI-U (NSA)	Pays	1.75	6/22/26	777,815
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	482,359
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	839,601
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	863,824

							$3,801,243

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	99,229	Pays	Brazil CETIP Interbank Deposit Rate	9.31%	1/2/19	$(32,282)
CME Group, Inc.	BRL	49,689	Pays	Brazil CETIP Interbank Deposit Rate	9.33	1/2/19	(12,456)
CME Group, Inc.	BRL	49,950	Pays	Brazil CETIP Interbank Deposit Rate	9.35	1/2/19	(5,957)
CME Group, Inc.	BRL	99,210	Pays	Brazil CETIP Interbank Deposit Rate	9.35	1/2/19	(11,831)
CME Group, Inc.	BRL	149,274	Pays	Brazil CETIP Interbank Deposit Rate	9.38	1/2/19	(1,249)
CME Group, Inc.	BRL	175,337	Pays	Brazil CETIP Interbank Deposit Rate	9.39	1/2/19	20,097
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90	5/11/17	9,956

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66%		2/24/19	$(12,870)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(4,534)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	5,719,130
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(12,386)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(15,138)
LCH.Clearnet(1)	EUR	7,193	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/20	(16,754)
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92		7/28/26	212,896
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94		8/1/26	143,659
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR	1.89		9/21/26	189,948
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR	1.93		9/21/26	69,102
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR	1.94		9/21/26	66,457
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR	2.14		10/13/26	33,137
LCH.Clearnet	HUF	593,728	Receives	6-month HUF BUBOR	2.09		10/19/26	44,784
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.09		10/19/26	67,341
LCH.Clearnet	HUF	647,027	Receives	6-month HUF BUBOR	2.04		10/20/26	59,444
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.04		10/20/26	81,911
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR	2.06		10/28/26	62,251
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR	2.08		10/28/26	37,876
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR	2.09		11/2/26	40,904
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR	2.18		11/3/26	18,799
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR	2.13		11/4/26	124,620
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR	2.15		11/7/26	18,690
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR	2.12		11/8/26	24,207
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR	2.14		11/10/26	60,455
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	170,614
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	132,551
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA	0.78		12/19/46	(123,327)
LCH.Clearnet(1)	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(297,191)
LCH.Clearnet(1)	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(307,334)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,706,228
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	640,398
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,168,267
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	858,625
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	522,013
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23		7/28/26	(271,477)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR	2.22		8/1/26	(199,619)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR	2.28		9/21/26	(66,009)
LCH.Clearnet	PLN	8,033	Pays	6-month PLN WIBOR	2.30		9/21/26	(63,995)
LCH.Clearnet	PLN	20,964	Pays	6-month PLN WIBOR	2.30		9/21/26	(167,011)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR	2.49		10/13/26	(31,751)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.46		10/19/26	(58,300)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR	2.47		10/19/26	(36,951)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR	2.43		10/20/26	(49,076)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.44		10/20/26	(63,321)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR	2.46		10/28/26	(48,990)

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.47%		10/28/26	$(18,647)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR	2.50		10/31/26	(23,988)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.56		11/2/26	(19,607)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR	2.51		11/4/26	(131,880)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.54		11/7/26	(21,743)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR	2.50		11/8/26	(25,581)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR	2.52		11/10/26	(66,682)
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(9,867)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(5,410,933)
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	215,270
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	263,108
LCH.Clearnet(1)	USD	24,493	Receives	3-month USD-LIBOR-BBA	1.75	(2)	6/21/47	(740,215)

								$4,403,786

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.45%	10/31/21	$283,721
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	107,161
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	352,283
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	17,281
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	57,784
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	23,391
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,794,167
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	908,406
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,333,304
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	866,321
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	941,697

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79%	1/17/37	$56,370

							$7,741,886

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CNH	–	Yuan Renminbi Offshore
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
USD	–	United States Dollar

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $1,400,723,614)	$1,381,253,819
Affiliated investment, at value (identified cost, $107,308,499)	107,317,752
Cash	6,355,385
Restricted cash*	32,447,980
Foreign currency, at value (identified cost, $2,555,820)	2,924,956
Interest and dividends receivable	9,859,673
Dividends receivable from affiliated investment	70,428
Receivable for investments sold	436,019
Receivable for open forward foreign currency exchange contracts	7,001,028
Receivable for open swap contracts	11,710,154
Receivable for closed swap contracts	1,240,000
Prepaid expenses	2,806
Total assets	$1,560,620,000

Liabilities
Cash collateral due to brokers	$3,711,248
Written options and swaptions outstanding, at value (premiums received, $3,750,367)	3,646,437
Payable for investments purchased	1,873,422
Payable for variation margin on open futures contracts	56,335
Payable for variation margin on open centrally cleared swap contracts	127,665
Payable for open forward foreign currency exchange contracts	10,523,135
Payable for open swap contracts	167,025
Payable to affiliates:
Investment adviser fee	747,902
Trustees’ fees	7,533
Accrued foreign capital gains taxes	208,033
Accrued expenses	319,344
Total liabilities	$21,388,079
Net Assets applicable to investors’ interest in Portfolio	$1,539,231,921

Sources of Net Assets
Investors’ capital	$1,543,993,989
Net unrealized depreciation	(4,762,068)
Total	$1,539,231,921

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest (net of foreign taxes, $171,640)	$28,558,453
Dividends	4,156,712
Dividends from affiliated investment	300,861
Total investment income	$33,016,026

Expenses
Investment adviser fee	$4,474,279
Trustees’ fees and expenses	47,067
Custodian fee	296,411
Legal and accounting services	129,343
Miscellaneous	59,129
Total expenses	$5,006,229

Net investment income	$28,009,797

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $761,828)	$14,674,688
Investment transactions — affiliated investment	9,650
Written options and swaptions	1,450,672
Futures contracts	1,197,923
Swap contracts	(2,789,486)
Foreign currency and forward foreign currency exchange contract transactions	6,378,309
Capital gain distributions received	91,845
Net realized gain	$21,013,601
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $213,688)	$19,765,185
Investments — affiliated investment	(5,142)
Written options and swaptions	(1,023,158)
Futures contracts	330,756
Swap contracts	6,892,540
Foreign currency and forward foreign currency exchange contracts	(2,862,395)
Net change in unrealized appreciation (depreciation)	$23,097,786

Net realized and unrealized gain	$44,111,387

Net increase in net assets from operations	$72,121,184

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$28,009,797	$61,165,165
Net realized gain (loss) from investment transactions, written options and swaptions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	21,013,601	(113,791,831)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	23,097,786	43,615,004
Net increase (decrease) in net assets from operations	$72,121,184	$(9,011,662)
Capital transactions —
Contributions	$77,711,336	$93,045,402
Withdrawals	(90,288,925)	(463,410,560)
Net decrease in net assets from capital transactions	$(12,577,589)	$(370,365,158)

Net increase (decrease) in net assets	$59,543,595	$(379,376,820)

Net Assets
At beginning of period	$1,479,688,326	$1,859,065,146
At end of period	$1,539,231,921	$1,479,688,326

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.66%	0.66%	0.72%	0.72%	0.75%
Net investment income	3.72	%(2)	3.75%	3.63%	5.32%	3.86%	1.92%
Portfolio Turnover	21	%(3)	30%	32%	58%	123%	17%

Total Return	4.91	%(3)	0.04%	(0.41)%	7.75%	(6.15)%	5.00%

Net assets, end of period (000’s omitted)	$1,539,232		$1,479,688	$1,859,065	$1,021,588	$526,099	$518,829

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 91.0% and 9.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2017 were $16,270,897 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, and options on credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the

20

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

pricing service using proprietary models. In the case of total return swaps and volatility swaps, the pricing service valuations are based on the value of the underlying index or instrument, reference interest rate and volatility surface, as applicable. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, options on swaps (“swaptions”) may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

21

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of

22

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are

23

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

S  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $4,474,279 or 0.594% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

24

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$201,373,859	$201,330,767
U.S. Government and Agency Securities	116,466,155	83,633,612

	$317,840,014	$284,964,379

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,566,499,551

Gross unrealized appreciation	$40,853,920
Gross unrealized depreciation	(104,510,123)

Net unrealized depreciation	$(63,656,203)

5  Restricted Securities

At April 30, 2017, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other
Altair V Reinsurance	12/22/16	5,000	$5,000,000	$5,020,500

Total Restricted Securities			$5,000,000	$5,020,500

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

25

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Written options and swaptions activity for the six months ended April 30, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)		Notional Amount - Swaptions (000’s omitted)	Premiums Received
Currency	EUR	USD	USD	USD

Outstanding, beginning of period	—	75,000	240,000	6,799,324
Options written	33,993	142,846	400,000	4,788,788
Options terminated in closing purchase transactions	—	—	(240,000)	(1,520,000)
Options exercised	—	(50,000)	—	(4,437,073)
Options expired	(33,993)	(118,405)	—	(1,880,672)

Outstanding, end of period	—	49,441	400,000	3,750,367

EUR	–	Euro
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  During the six months ended April 30, 2017, the Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $14,336,597. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,336,855 at April 30, 2017.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under

26

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$9,000	$127,500	$4,852,312	$—	$4,988,812
Net unrealized depreciation*	416,000	—	—	—	19,409,271	19,825,271
Receivable for open forward foreign currency exchange contracts	—	—	—	7,001,028	—	7,001,028
Receivable for open swap contracts	—	—	—	—	11,710,154	11,710,154

Total Asset Derivatives	$416,000	$9,000	$127,500	$11,853,340	$31,119,425	$43,525,265

Derivatives not subject to master netting or similar agreements	$416,000	$—	$127,500	$—	$19,409,271	$19,952,771

Total Asset Derivatives subject to master netting or similar agreements	$—	$9,000	$—	$11,853,340	$11,710,154	$23,572,494

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$(352,800)	$—	$(3,293,637)	$—	$(3,646,437)
Net unrealized depreciation*	—	—	—	—	(13,773,630)	(13,773,630)
Payable for open forward foreign currency exchange contracts	—	—	—	(10,523,135)	—	(10,523,135)
Payable for open swap contracts	—	—	—	—	(167,025)	(167,025)

Total Liability Derivatives	$—	$(352,800)	$—	$(13,816,772)	$(13,940,655)	$(28,110,227)

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$—	$(13,773,630)	$(13,773,630)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(352,800)	$—	$(13,816,772)	$(167,025)	$(14,336,597)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

27

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$433,009	$(209,468)	$—	$—	$223,541
Bank of America, N.A.	1,229,436	(1,229,436)	—	—	—
Barclays Bank PLC	7,717	(7,717)	—	—	—
BNP Paribas	1,851,509	(1,851,509)	—	—	—
Citibank, N.A.	648,513	(648,513)	—	—	—
Credit Suisse International	5,902,198	—	(5,902,198)	—	—
Deutsche Bank AG	270,566	(270,566)	—	—	—
Goldman Sachs International	5,022,726	(130,884)	(3,857,037)	—	1,034,805
HSBC Bank USA, N.A.	163,023	(163,023)	—	—	—
JPMorgan Chase Bank, N.A.	3,100,718	(351,608)	—	(2,431,000)	318,110
Nomura International PLC	138,405	—	(138,405)	—	—
Societe Generale	96,180	(96,180)	—	—	—
Standard Chartered Bank	4,708,494	(3,621,986)	—	(1,086,508)	—

	$23,572,494	$(8,580,890)	$(9,897,640)	$(3,517,508)	$1,576,456

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(209,468)	$209,468	$—	$—	$—
Bank of America, N.A.	(1,439,776)	1,229,436	—	158,900	(51,440)
Barclays Bank PLC	(16,951)	7,717	—	—	(9,234)
BNP Paribas	(3,911,289)	1,851,509	2,059,780	—	—
Citibank, N.A.	(1,765,046)	648,513	927,877	—	(188,656)
Deutsche Bank AG	(809,040)	270,566	495,895	—	(42,579)
Goldman Sachs International	(130,884)	130,884	—	—	—
HSBC Bank USA, N.A.	(210,006)	163,023	—	—	(46,983)
JPMorgan Chase Bank, N.A.	(351,608)	351,608	—	—	—
Morgan Stanley & Co. International PLC	(1,700,599)	—	1,700,599	—	—
Societe Generale	(102,050)	96,180	—	—	(5,870)
Standard Chartered Bank	(3,621,986)	3,621,986	—	—	—
State Street Bank and Trust Company	(67,894)	—	—	—	(67,894)

	$(14,336,597)	$8,580,890	$5,184,151	$158,900	$(412,656)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

28

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(356,133)	$(2,507,107)	$3,903,050
Futures contracts	1,559,033	—	(2,321,222)	—	1,960,112
Written options and swaptions	—	—	—	1,880,672	(430,000)
Swap contracts	—	(4,152,151)	—	—	1,362,665
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	6,249,677	—

Total	$1,559,033	$(4,152,151)	$(2,677,355)	$5,623,242	$6,795,827

Change in unrealized appreciation (depreciation) —
Investments	$—	$(199,000)	$(946,715)	$(5,062,814)	$988,883
Futures contracts	(1,051,001)	—	112,775	—	1,268,982
Written options and swaptions	—	(112,800)	—	225,781	(1,136,139)
Swap contracts	—	849,593	—	—	6,042,947
Foreign currency and forward foreign currency exchange contracts	—	—	—	(3,594,754)	—

Total	$(1,051,001)	$537,793	$(833,940)	$(8,431,787)	$7,164,673

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swaptions Purchased	Swap Contracts

$35,719,000	$1,787,542,000	$1,484,135,000	$85,929,000	$1,371,242,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately $368,046,000 and 230 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

29

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Collateralized Mortgage Obligations	$—	$290,969,286	$—	$290,969,286
Mortgage Pass-Throughs	—	41,623,188	—	41,623,188
Commercial Mortgage-Backed Securities	—	138,751,074	—	138,751,074
Asset-Backed Securities	—	162,087,144	—	162,087,144
Senior Floating-Rate Loans	—	41,355,062	—	41,355,062
Foreign Government Bonds	—	467,790,969	—	467,790,969
Foreign Corporate Bonds	—	1,123,045	—	1,123,045
U.S. Treasury Obligations	—	110,444,138	—	110,444,138
Closed-End Funds	95,374,664	—	—	95,374,664
Other	—	10,263,000	5,020,500	15,283,500
Currency Options Purchased	—	4,852,312	—	4,852,312
Credit Default Swaptions Purchased	—	9,000	—	9,000
Put Options Purchased	127,500	—	—	127,500
Short-Term Investments —
Foreign Government Securities	—	9,463,817	—	9,463,817
U.S. Treasury Obligations	—	1,999,120	—	1,999,120
Other	—	107,317,752	—	107,317,752

Total Investments	$95,502,164	$1,388,048,907	$5,020,500	$1,488,571,571

Forward Foreign Currency Exchange Contracts	$—	$7,001,028	$—	$7,001,028
Futures Contracts	7,042,533	—	—	7,042,533
Swap Contracts	—	24,492,892	—	24,492,892

Total	$102,544,697	$1,419,542,827	$5,020,500	$1,527,108,024

Liability Description

Credit Default Swaptions Written	$—	$(352,800)	$—	$(352,800)
Currency Options Written	—	(3,293,637)	—	(3,293,637)
Forward Foreign Currency Exchange Contracts	—	(10,523,135)	—	(10,523,135)

Futures Contracts	(5,394,678)	—	—	(5,394,678)
Swap Contracts	—	(8,545,977)	—	(8,545,977)

Total	$(5,394,678)	$(22,715,549)	$—	$(28,110,227)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Global Opportunities Portfolio

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Global Opportunities Portfolio

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

33

Global Opportunities Portfolio

April 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Portfolio’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Portfolio. The Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in the performance of the asset classes not generally available in other funds in which the Portfolio invests or to otherwise manage investment exposure. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Portfolio expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from any economies of scale in the future.

34

Global Opportunities Portfolio

April 30, 2017

Officers and Trustees

Officers of Global Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Global Opportunities Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

35

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017